Supplement dated March 14, 2005

to the Institutional Shares Prospectus dated March 1, 2005 (the “Prospectus”)

of the BlackRock Liquidity Funds

The Financial Highlights tables on pages 37 and 38 of the Prospectus for TempFund and TempCash are replaced in their entirety with the following:

TempFund Institutional Shares

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	$0.0109	$0.0113	$0.0186	$0.0477	$0.0611

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0109)	$(0.0113)	$(0.0186)	$(0.0477)	$(0.0611)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.09%	1.14%	1.88%	4.87%	6.28%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$17,452,337	$20,081,053	$19,871,753	$26,150,330	$15,862,970
Ratio of Expenses to Average Daily Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.21%	0.20%	0.18%	0.20%	0.20%
Ratio of Net Investment Income to Average Daily Net Assets	1.09%	1.15%	1.88%	4.62%	6.12%

TempCash Institutional Shares

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.112	$0.0118	$0.0193	$0.0483	$0.0613

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.112)	$(0.0118)	$(0.0193)	$(0.0483)	$(0.0613)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.13%	1.18%	1.95%	4.93%	6.30%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$7,850,023	$11,193,249	$7,195,494	$4,923,190	$3,785,528
Ratio of Expenses to Average Daily Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.23%	0.23%	0.24%	0.29%	0.31%
Ratio of Net Investment Income to Average Daily Net Assets	1.11%	1.18%	1.92%	4.76%	6.18%

Supplement dated March 14, 2005

to the Administration Shares Prospectus dated March 1, 2005 (the “Prospectus”)

of the BlackRock Liquidity Funds

The Financial Highlights table for the California Money Fund on page 42 of the Prospectus is replaced in its entirety with the following:

For the period June 17, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00

Income From Investment Operations:
Net Investment Income	$0.0037

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0037)

Net Asset Value, End of Period	$1.00

Total Return	0.37%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,738
Ratio of Expenses to Average Daily Net Assets	0.30%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.51%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.00%[2]

[1]	Commencement of operations.
[2]	Annualized.

Supplement dated March 14, 2005

to the Cash Management Shares Prospectus dated March 1, 2005 (the “Prospectus”)

of the BlackRock Liquidity Funds

The Bar Chart and Total Return Table for MuniCash on page 14 of the Prospectus are replaced in their entirety with the following:

Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(9/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
MuniCash Dollar Shares[1]	0.85%	1.86%	2.57%